Basis of presentation - effect on pension obligation (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.30%	3.70%
Pension benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	10.00%
Percentage of reasonably possible increase in actuarial assumption	10.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 257
Increase in actuarial assumption, effect on pension benefit obligation	€ (252)
Health care and life insurance plans | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.01%
Percentage of reasonably possible increase in actuarial assumption	0.01%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 27
Increase in actuarial assumption, effect on pension benefit obligation	€ (27)
Health care and life insurance plans | Actuarial assumption of health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ (38)
Increase in actuarial assumption, effect on pension benefit obligation	€ 45
Other post-employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.40%	1.20%
Other post-employment benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 46
Increase in actuarial assumption, effect on pension benefit obligation	€ (41)
Other post-employment benefits | Actuarial assumption of health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in actuarial assumption, effect on pension benefit obligation	€ 0
Increase in actuarial assumption, effect on pension benefit obligation	€ 0